Pensions and other post-retirement benefits - Analysis of the amounts charged to profit (loss), recognized in other comprehensive income, and movement in obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Analysis of the amount charged to profit or loss
Current service cost	$ 683	$ 609	$ 721
Past service cost	(122)	6	28
Settlement	(14)	(5)	17
Operating charge relating to defined benefit plans	547	610	766
Post-employment benefit expense, defined contribution plans	272	275	261
Employee Benefit, Expense	819	885	1,027
Interest income on plan assets	(1,008)	(1,283)	(1,219)
Interest cost	1,041	1,346	1,346
Other finance (income) expense	33	63	127
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	5,291	4,341	(1,083)
Change in financial assumptions underlying the present value of the plan liabilities	(5,570)	(4,170)	2,794
Change in demographic assumptions underlying the present value of the plan liabilities	666	226	79
Experience gains and losses arising on the plan liabilities	(217)	(69)	527
Remeasurements recognized in other comprehensive income (liabilities) assets	170	328	2,317
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	547	610	766
Interest Expense, Net Defined Benefit Liability	1,041	1,346	1,346
Interest income on plan assets	(1,008)	(1,283)	(1,219)
Remeasurements recognized in other comprehensive income (liabilities) assets	170	328	2,317
Surplus (deficit) at 31 December				$ (1,297)	$ (1,539)
Surplus (deficit) in plan, asset recognized				7,957	7,053
Surplus (deficit) in plan, liability recognized				(9,254)	(8,592)
Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	325	349	610
Surplus (deficit) at 31 December				7,666	6,752
Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(8,963)	(8,291)
Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(547)	(610)
Interest cost	1,041	1,346
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(5,121)	(4,013)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(49,078)	(45,118)
Exchange adjustments (liabilities) assets	2,087	826
Operating charge relating to defined benefit plans	(547)	(610)
Interest Expense, Net Defined Benefit Liability	1,041	1,346
Contributions by plan participants (liabilities) assets	(34)	(28)
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(56)	(146)
Disposals of (benefit obligations) and fair value of plan asset	35	(30)
Remeasurements recognized in other comprehensive income (liabilities) assets	(5,121)	(4,013)
Net defined benefit liability (asset), end of period	(54,414)	(49,078)	(45,118)
Net defined benefit liability (asset)	49,078	49,078	45,118	54,414	49,078
Settlement payments in respect of net defined benefit liabilities (assets)	2,935	2,304
Payments in respect of settlements, net defined benefit liability (asset)	428	346
Expenses incurred for administration of the benefits	40	37
Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(40,787)
Benefit payments (liabilities) assets	(2,899)	(2,188)
Net defined benefit liability (asset), end of period	(45,451)	(40,787)
Net defined benefit liability (asset)	40,787	40,787		45,451	40,787
Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(8,291)
Benefit payments (liabilities) assets	(504)	(499)
Net defined benefit liability (asset), end of period	(8,963)	(8,291)
Net defined benefit liability (asset)	8,291	8,291		8,963	8,291
Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(1,008)	(1,283)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	5,291	4,341
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	47,539	42,682
Exchange adjustments (liabilities) assets	(1,881)	(1,122)
Interest income on plan assets	(1,008)	(1,283)
Contributions by plan participants (liabilities) assets	34	28
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(62)	(78)
Remeasurements recognized in other comprehensive income (liabilities) assets	5,291	4,341
Net defined benefit liability (asset), end of period	53,117	47,539	42,682
Surplus (deficit) at 31 December				(1,297)	(1,539)
Net defined benefit liability (asset)	(53,117)	(42,682)	(42,682)	(53,117)	(47,539)
Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	325	349
Benefit payments (liabilities) assets	2,899	2,188
United Kingdom
Analysis of the amount charged to profit or loss
Current service cost	250	227	295
Past service cost	(48)	2	15
Settlement	0	0	0
Operating charge relating to defined benefit plans	202	229	310
Post-employment benefit expense, defined contribution plans	49	42	38
Employee Benefit, Expense	251	271	348
Interest income on plan assets	(725)	(909)	(868)
Interest cost	596	757	774
Other finance (income) expense	(129)	(152)	(94)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	4,108	2,945	(722)
Change in financial assumptions underlying the present value of the plan liabilities	(4,207)	(2,294)	1,770
Change in demographic assumptions underlying the present value of the plan liabilities	585	136	123
Experience gains and losses arising on the plan liabilities	54	(57)	520
Remeasurements recognized in other comprehensive income (liabilities) assets	540	730	1,691
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	202	229	310
Interest Expense, Net Defined Benefit Liability	596	757	774
Interest income on plan assets	(725)	(909)	(868)
Remeasurements recognized in other comprehensive income (liabilities) assets	540	730	1,691
Surplus (deficit) at 31 December				7,292	6,349
Surplus (deficit) in plan, asset recognized				7,567	6,588
Surplus (deficit) in plan, liability recognized				(275)	(239)
United Kingdom | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				7,564	6,588
United Kingdom | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(272)	(239)
United Kingdom | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(202)	(229)
Interest cost	596	757
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(3,568)	(2,215)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(29,780)	(26,830)
Exchange adjustments (liabilities) assets	1,303	942
Operating charge relating to defined benefit plans	(202)	(229)
Interest Expense, Net Defined Benefit Liability	596	757
Contributions by plan participants (liabilities) assets	(21)	(20)
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0	0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(3,568)	(2,215)
Net defined benefit liability (asset), end of period	(34,171)	(29,780)	(26,830)
Net defined benefit liability (asset)	29,780	29,780	26,830	34,171	29,780
United Kingdom | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(29,541)
Benefit payments (liabilities) assets	(1,291)	(1,207)
Net defined benefit liability (asset), end of period	(33,899)	(29,541)
Net defined benefit liability (asset)	29,541	29,541		33,899	29,541
United Kingdom | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(239)
Benefit payments (liabilities) assets	(8)	(6)
Net defined benefit liability (asset), end of period	(272)	(239)
Net defined benefit liability (asset)	239	239		272	239
United Kingdom | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(725)	(909)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	4,108	2,945
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	36,129	32,085
Exchange adjustments (liabilities) assets	(1,582)	(1,141)
Interest income on plan assets	(725)	(909)
Contributions by plan participants (liabilities) assets	21	20
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	4,108	2,945
Net defined benefit liability (asset), end of period	41,463	36,129	32,085
Surplus (deficit) at 31 December				7,292	6,349
Net defined benefit liability (asset)	(41,463)	(32,085)	(32,085)	(41,463)	(36,129)
United Kingdom | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	189	236
Benefit payments (liabilities) assets	1,291	1,207
US
Analysis of the amount charged to profit or loss
Current service cost	292	263	299
Past service cost	(66)	0	0
Settlement	(23)	(13)	0
Operating charge relating to defined benefit plans	203	250	299
Post-employment benefit expense, defined contribution plans	183	188	178
Employee Benefit, Expense	386	438	477
Interest income on plan assets	(210)	(285)	(262)
Interest cost	289	387	369
Other finance (income) expense	79	102	107
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	1,041	1,079	(256)
Change in financial assumptions underlying the present value of the plan liabilities	(1,178)	(1,036)	945
Change in demographic assumptions underlying the present value of the plan liabilities	29	91	(9)
Experience gains and losses arising on the plan liabilities	(101)	(22)	41
Remeasurements recognized in other comprehensive income (liabilities) assets	(209)	112	721
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	203	250	299
Interest Expense, Net Defined Benefit Liability	289	387	369
Interest income on plan assets	(210)	(285)	(262)
Remeasurements recognized in other comprehensive income (liabilities) assets	(209)	112	721
Surplus (deficit) at 31 December				(2,721)	(2,464)
Surplus (deficit) in plan, asset recognized				269	387
Surplus (deficit) in plan, liability recognized				(2,990)	(2,851)
US | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				269	387
US | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(2,990)	(2,851)
US | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(203)	(250)
Interest cost	289	387
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,250)	(967)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(10,119)	(9,696)
Exchange adjustments (liabilities) assets	0	0
Operating charge relating to defined benefit plans	(203)	(250)
Interest Expense, Net Defined Benefit Liability	289	387
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(1)	(146)
Disposals of (benefit obligations) and fair value of plan asset	35	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,250)	(967)
Net defined benefit liability (asset), end of period	(10,187)	(10,119)	(9,696)
Net defined benefit liability (asset)	10,187	9,696	9,696	10,187	10,119
US | Accrued benefit obligation | Pension plans defined benefit
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,789)
Net defined benefit liability (asset), end of period	(7,728)	(7,789)
Net defined benefit liability (asset)	7,789	7,789		7,728	7,789
US | Accrued benefit obligation | Postemployment retirement benefits
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,330)
Net defined benefit liability (asset), end of period	(2,459)	(2,330)
Net defined benefit liability (asset)	2,330	2,330		2,459	2,330
US | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,268)
Benefit payments (liabilities) assets	(1,441)	(830)
Net defined benefit liability (asset), end of period	(7,197)	(7,268)
Net defined benefit liability (asset)	7,268	7,268		7,197	7,268
US | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,851)
Benefit payments (liabilities) assets	(197)	(205)
Net defined benefit liability (asset), end of period	(2,990)	(2,851)
Net defined benefit liability (asset)	2,851	2,851		2,990	2,851
US | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(210)	(285)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	1,041	1,079
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	7,655	7,195
Exchange adjustments (liabilities) assets	0	0
Interest income on plan assets	(210)	(285)
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(7)	(78)
Remeasurements recognized in other comprehensive income (liabilities) assets	1,041	1,079
Net defined benefit liability (asset), end of period	7,466	7,655	7,195
Surplus (deficit) at 31 December				(2,721)	(2,464)
Net defined benefit liability (asset)	(7,655)	(7,655)	(7,195)	(7,466)	(7,655)
US | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	8	4
Benefit payments (liabilities) assets	1,441	830
Eurozone
Analysis of the amount charged to profit or loss
Current service cost	103	81	84
Past service cost	12	5	9
Settlement	10	8	17
Operating charge relating to defined benefit plans	125	94	110
Post-employment benefit expense, defined contribution plans	2	7	5
Employee Benefit, Expense	127	101	115
Interest income on plan assets	(33)	(43)	(44)
Interest cost	97	133	136
Other finance (income) expense	64	90	92
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	104	220	(69)
Change in financial assumptions underlying the present value of the plan liabilities	(143)	(748)	14
Change in demographic assumptions underlying the present value of the plan liabilities	56	3	(42)
Experience gains and losses arising on the plan liabilities	(178)	6	(43)
Remeasurements recognized in other comprehensive income (liabilities) assets	(161)	(519)	(140)
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	125	94	110
Interest Expense, Net Defined Benefit Liability	97	133	136
Interest income on plan assets	(33)	(43)	(44)
Remeasurements recognized in other comprehensive income (liabilities) assets	(161)	(519)	(140)
Surplus (deficit) at 31 December				(5,481)	(5,010)
Surplus (deficit) in plan, asset recognized				59	27
Surplus (deficit) in plan, liability recognized				(5,540)	(5,037)
Eurozone | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(109)	(136)
Eurozone | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(5,372)	(4,874)
Eurozone | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(125)	(94)
Interest cost	97	133
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(265)	(739)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,353)	(6,906)
Exchange adjustments (liabilities) assets	720	(142)
Operating charge relating to defined benefit plans	(125)	(94)
Interest Expense, Net Defined Benefit Liability	97	133
Contributions by plan participants (liabilities) assets	(2)	(2)
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(55)	0
Disposals of (benefit obligations) and fair value of plan asset	0	(30)
Remeasurements recognized in other comprehensive income (liabilities) assets	(265)	(739)
Net defined benefit liability (asset), end of period	(8,161)	(7,353)	(6,906)
Net defined benefit liability (asset)	7,353	7,353	6,906	8,161	7,353
Eurozone | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,479)
Benefit payments (liabilities) assets	(81)	(76)
Net defined benefit liability (asset), end of period	(2,789)	(2,479)
Net defined benefit liability (asset)	2,479	2,479		2,789	2,479
Eurozone | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,874)
Benefit payments (liabilities) assets	(265)	(273)
Net defined benefit liability (asset), end of period	(5,372)	(4,874)
Net defined benefit liability (asset)	4,874	4,874		5,372	4,874
Eurozone | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(33)	(43)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	104	220
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	2,343	2,112
Exchange adjustments (liabilities) assets	(235)	43
Interest income on plan assets	(33)	(43)
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(55)	0
Remeasurements recognized in other comprehensive income (liabilities) assets	104	220
Net defined benefit liability (asset), end of period	2,680	2,343	2,112
Surplus (deficit) at 31 December				(5,481)	(5,010)
Net defined benefit liability (asset)	(2,343)	(2,343)	(2,112)	(2,680)	(2,343)
Eurozone | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	99	85
Benefit payments (liabilities) assets	81	76
Other
Analysis of the amount charged to profit or loss
Current service cost	38	38	43
Past service cost	(20)	(1)	4
Settlement	(1)	0	0
Operating charge relating to defined benefit plans	17	37	47
Post-employment benefit expense, defined contribution plans	38	38	40
Employee Benefit, Expense	55	75	87
Interest income on plan assets	(40)	(46)	(45)
Interest cost	59	69	67
Other finance (income) expense	19	23	22
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	38	97	(36)
Change in financial assumptions underlying the present value of the plan liabilities	(42)	(92)	65
Change in demographic assumptions underlying the present value of the plan liabilities	(4)	(4)	7
Experience gains and losses arising on the plan liabilities	8	4	9
Remeasurements recognized in other comprehensive income (liabilities) assets	0	5	45
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	17	37	47
Interest Expense, Net Defined Benefit Liability	59	69	67
Interest income on plan assets	(40)	(46)	(45)
Remeasurements recognized in other comprehensive income (liabilities) assets	0	5	45
Surplus (deficit) at 31 December				(387)	(414)
Surplus (deficit) in plan, asset recognized				62	51
Surplus (deficit) in plan, liability recognized				(449)	(465)
Other | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(58)	(87)
Other | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(329)	(327)
Other | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	(17)	(37)
Interest cost	59	69
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(38)	(92)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,826)	(1,686)
Exchange adjustments (liabilities) assets	64	26
Operating charge relating to defined benefit plans	(17)	(37)
Interest Expense, Net Defined Benefit Liability	59	69
Contributions by plan participants (liabilities) assets	(11)	(6)
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0	0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(38)	(92)
Net defined benefit liability (asset), end of period	(1,895)	(1,826)	(1,686)
Net defined benefit liability (asset)	1,895	1,686	1,686	1,895	1,826
Other | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,499)
Benefit payments (liabilities) assets	(86)	(75)
Net defined benefit liability (asset), end of period	(1,566)	(1,499)
Net defined benefit liability (asset)	1,499	1,499		1,566	1,499
Other | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(327)
Benefit payments (liabilities) assets	(34)	(15)
Net defined benefit liability (asset), end of period	(329)	(327)
Net defined benefit liability (asset)	327	327		329	327
Other | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(40)	(46)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	38	97
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	1,412	1,290
Exchange adjustments (liabilities) assets	(64)	(24)
Interest income on plan assets	(40)	(46)
Contributions by plan participants (liabilities) assets	11	6
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	38	97
Net defined benefit liability (asset), end of period	1,508	1,412	1,290
Surplus (deficit) at 31 December				(387)	(414)
Net defined benefit liability (asset)	(1,508)	(1,290)	$ (1,290)	(1,508)	(1,412)
Other | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	29	24
Benefit payments (liabilities) assets	86	75
Germany | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,567)
Net defined benefit liability (asset), end of period	(5,060)	(4,567)
Net defined benefit liability (asset)	$ 4,567	$ 4,567		$ 5,060	$ 4,567